Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

The Company operates in both U.S. and Canadian tax jurisdictions. Its income is subject to varying rates of tax and losses incurred in one jurisdiction cannot be used to offset income taxes payable in another. A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:

	Year Ended December 31,	Year Ended December 31,
	2012	2011
Domestic loss	(4,397)	5,623
Foreign loss	(766)	(938)
Loss before income taxes	(5,163)	4,685

Expected statutory rate (recovery)	26.50%	28.25%
Expected provision for (recovery of) income tax	(1,368)	1,324
Permanent differences	489	(2,209)
Change in valuation allowance	2,467	(589)
Non-refundable investment tax credits	0	157
Effect of foreign exchange rate differences	(245)	(204)
Effect of change in future enacted tax rates	(1,378)	(77)
Effect of tax rate changes and other	36	1,599
Provision for income taxes	$-	$-

The Canadian statutory come tax rate of 28.25 percent is comprised of federal income tax at approximately 16.5 percent and provincial income tax at approximately 11.75 percent.

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2012, December 31, 2011:

	December 31, 2012	December 31, 2011
Future tax assets:
SR&ED expenditures	2,195	2,071
Income tax loss carryforwards	21,783	19,635
Non-refundable investment tax credits	1,719	1,719
Share issue costs	25	84
Accrued expenses	-	-
Fixed and intangible assets	970	685
Harmonization credit	248	280
	26,940	24,193
Less: valuation allowance	(26,940)	(24,193)
Net future tax assets	$-	$-

There are no current income taxes owed, nor are any income taxes expected to be owed in the near term.

At December 31, 2012 the Company has unclaimed Scientific Research and Experimental Development ("SR&ED") expenditures, income tax loss carry forwards and non-refundable investment tax credits. The unclaimed amounts and their expiry dates are as listed below:

	Federal	Province/ State
SR&ED expenditures (no expiry)	$8,283	$-
Income tax loss carryforwards (expiry date):
2014	6,089	6,089
2015	11,499	11,499
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	20,562	20,496
2027	8,340	8,320
2028	10,840	10,823
2029	8,502	8,502
2030	2,608	2,607
2031	3,377	3,377
2032	3,660	3,660
Investment tax credits (expiry date):
2018	10
2019	8
2020	96
2021	55
2022	548
2023	399
2024	178
2025	199
2026	86
2027	90
2028	50